Leases (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
SoundHound, Inc. [Member]
Leases (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 2,466	$ 3,166